PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 10,974	$ 9,895
Less - Accumulated depreciation	5,967	5,393
Property and equipment, net	5,007	4,502	$ 4,177
Depreciation expense	1,904	1,523	$ 1,205
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,906	1,883
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	4,910	4,731
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	907	907
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 3,251	$ 2,374